LEASES - Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Lease liability
Book value at the beginning of the year	$ 1,109,812
Additions for initial application of IFRS 16		$ 1,523,177
Additions of the year	259,427	702,826
Interest expenses, exchange differences and inflation effects	500,442	(551,232)
Payments of the year	(728,964)	(564,959)
Total	1,140,717	1,109,812
Lease liabilities	390,409	444,714
Lease liabilities	750,308	665,098
Total	$ 1,140,717	$ 1,109,812